Commitments and Contingencies	7 Months Ended	9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, Conversion Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants, Conversion Warrants and warrants that may be issued upon conversion of the Working Capital Loans and Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement will provide that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company will grant the underwriters a 45-day option to purchase up to 1,200,000 additional Units to cover over-allotments at the Proposed Public Offering price, less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of $0.15 per Unit, or $1,200,000 in the aggregate (or $1,380,000 if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $2,800,000 in the aggregate (or up to $3,220,000 if the underwriters’ over-allotment option is exercised in full). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition to the underwriting discount, the Company has agreed to pay or reimburse the underwriters for certain of their out-of-pocket expenses related to the Proposed Public Offering, including, but not limited to “road show” expenses, expenses of the underwriters’ legal counsel and diligence and background checks on our directors, director nominees and executive.

Representative Shares

The Company agreed to issue to the underwriters and/or their designees, 80,000 shares of Class A common stock (or 92,000 shares if the underwriters’ over-allotment option is exercised in full) upon the consummation of the Proposed Public Offering. The underwriters have agreed not to transfer, assign or sell any such shares until the completion of our initial business combination. In addition, the underwriters have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of our initial business combination and (ii) to waive their rights to liquidating distributions from the trust account with respect to such shares if we fail to complete our initial business combination within 9 months from the closing of the Proposed Public Offering (or up to 15 months from the consummation of the Proposed Public Offering if we extend the period of time for up to three months on two occasions to consummate a business combination, as described in more detail in this prospectus). The representative shares have resale registration rights including one demand and unlimited “piggy-back” rights for periods of five and seven years, respectively, from the commencement of sales of the Proposed Public Offering. In compliance with FINRA Rule 5110(g)(8), registration rights granted to the underwriters are limited to demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement of which this prospectus forms a part and such demand rights may be exercised on only one occasion.

The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of this offering. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated nor may they be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any underwriter and selected dealer participating in the offering and their officers or partners, registered persons or affiliates or as otherwise permitted under FINRA Rule 5110(e)(2).

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, Conversion Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants, Conversion Warrants and warrants that may be issued upon conversion of the Working Capital Loans and Founder Shares) are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,250,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions, which option expired unexercised on October 1, 2023 (see Note 8).

The underwriters are entitled to a cash underwriting discount of $0.1134 per Unit, or $850,500 in the aggregate (or up to $978,075 to the extent the underwriters’ over-allotment option is exercised), payable upon the closing of the Initial Public Offering. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $2,625,000 in the aggregate (or up to $3,018,750 to the extent the underwriters’ over-allotment option is exercised). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition to the underwriting discount, the Company reimbursed the underwriters $69,050 for certain of their out-of-pocket expenses related to the Initial Public Offering, including, but not limited to “road show” expenses, expenses of the underwriters’ legal counsel and diligence and background checks on our directors, director nominees and executive.

Representative Shares

The Company issued to the underwriters 75,000 shares of Class A common stock upon the consummation of the Initial Public Offering. The Company will issue to the underwriters up to an additional 11,250 shares to the extent the underwriters’ over-allotment option is exercised, which option expired unexercised on October 1, 2023 (see Note 8). The underwriters have agreed not to transfer, assign or sell any such shares until the completion of our initial business combination. In addition, the underwriters have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of our initial business combination and (ii) to waive their rights to liquidating distributions from the trust account with respect to such shares if we fail to complete our initial business combination within 9 months from the closing of the Initial Public Offering (or up to 15 months from the consummation of the Initial Public Offering if we extend the period of time for up to three months on two occasions to consummate a business combination, as described in more detail in the prospectus). The representative shares have resale registration rights including one demand and unlimited “piggy-back” rights for periods of five and seven years, respectively, from the commencement of sales of the Initial Public Offering. In compliance with FINRA Rule 5110(g)(8), registration rights granted to the underwriters are limited to demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement of which the prospectus forms a part and such demand rights may be exercised on only one occasion.

The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of this offering. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated nor may they be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any underwriter and selected dealer participating in the offering and their officers or partners, registered persons or affiliates or as otherwise permitted under FINRA Rule 5110(e)(2).